Vessels, net (Tables)	3 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
		Dry-
(in thousands of U.S. dollars)	Vessel	docking	Total
Historical cost December 31, 2015	$352,433	3,267	$355,700
Additions	—	—	—
Historical cost December 31, 2016	352,433	3,267	355,700
Depreciation for the year	(9,687)	(800)	(10,487)
Accumulated depreciation December 31, 2016	(12,109)	(1,000)	(13,109)
Vessels, net, December 31, 2016	340,324	2,267	342,591

Historical cost December 31, 2016	352,433	3,267	355,700
Additions	353,738	3,400	357,138
Historical cost March 31, 2017	706,171	6,667	712,838
Depreciation for the period	(4,844)	(400)	(5,244)
Accumulated depreciation March 31, 2017	(16,953)	(1,400)	(18,353)
Vessels, net, March 31, 2017	$689,218	5,267	$694,485